Basis of presentation and statement of compliance (Tables)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Disclosure of effect of changes in foreign exchange rates
Foreign currency transactions are translated into the functionnal currency using the following exchange rates:

	June 30, 2025		December 31, 2024		June 30, 2024
€1 equals to	Average rate	Closing rate	Average rate	Closing rate	Average rate	Closing rate
USD	1.0930	1.1720	1.0824	1.0389	1.0821	1.0705